SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DTE Energy Company Savings and Stock Ownership Plan
Federal Employer Identification Number: 20-5898509; Plan Number: 002

SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
Form 5500, Schedule H, Part IV, Line 4i

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
*	Participant notes receivable	Participant notes receivable with interest rates ranging from 4.25% to 9.50%	$—	$27,397,057

* Party-in-interest

EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DTE Electric Company Savings & Stock Ownership Plan for Employees Represented by Local 223 of the Utility Workers Union of America
Federal Employer Identification Number: 20-5898509; Plan Number: 003

SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
Form 5500, Schedule H, Part IV, Line 4i

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
*	Participant notes receivable	Participant notes receivable with interest rates ranging from 4.25% to 9.50%	$—	$25,361,240

* Party-in-interest

EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DTE Electric Company Savings & Stock Ownership Plan for Employees Represented by Local 17 of the International Brotherhood of Electrical Workers
Federal Employer Identification Number: 20-5898509; Plan Number: 004

SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
Form 5500, Schedule H, Part IV, Line 4i

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
*	Participant notes receivable	Participant notes receivable with interest rates ranging from 4.25% to 9.50%	$—	$4,662,332

* Party-in-interest

EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DTE Gas Company Investment and Stock Ownership Plan
Federal Employer Identification Number: 20-5898509; Plan Number: 006

SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
Form 5500, Schedule H, Part IV, Line 4i

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
*	Participant notes receivable	Participant notes receivable with interest rates ranging from 4.25% to 9.50%	$—	$2,250,120

* Party-in-interest